Summary of Company's Outstanding Warrants (Details) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of warrants	26,538,041	10,307,636		2,168,610
Peak Bio, Inc. [Member] | Warrant [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of warrants			9,419,352	9,419,352
Private Placement Warrants [Member] | Peak Bio, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of warrants			2,500,000	2,500,000
Exercise price per share			$ 11.50	$ 11.50
Expiration Date			Nov. 01, 2027	Nov. 01, 2027
Public Warrants [Member] | Peak Bio, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of warrants			2,875,000	2,875,000
Exercise price per share			$ 11.50	$ 11.50
Expiration Date			Nov. 01, 2027	Nov. 01, 2027
April 2023 Convertible Note Warrants [Member] | Peak Bio, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of warrants			3,868,060	3,868,060
Exercise price per share			$ 0.60	$ 0.60
Expiration Date			Apr. 28, 2028	Apr. 28, 2028
April 2023 Convertible Note Warrants Related Party [Member] | Peak Bio, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of warrants			176,292	176,292
Exercise price per share			$ 0.60	$ 0.60
Expiration Date			Apr. 28, 2028	Apr. 28, 2028